Related Party Transactions (Details) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total	$ 6,691,160	$ 1,356,594
Trade and other receivables [Member]
Disclosure of financial assets [line items]
Total	4,242,715	1,223,115
Investments in financial assets [Member]
Disclosure of financial assets [line items]
Total	2,750,850	386,667
Trade and other payables [Member]
Disclosure of financial assets [line items]
Total	(302,405)	(246,725)
Borrowings [Member]
Disclosure of financial assets [line items]
Total		$ (6,463)